November 30, 2009

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Dreyfus Municipal Income, Inc.
File No.: 811-5652

Dear Sir or Madam:

     Transmitted for filing is Form N-CSR for the above-referenced Registrant for the Annual period ended September 30, 2009.

     Please direct any questions or comments to the attention of the undersigned at (212) 922-6858.

Very truly yours,

/s/ Monica Giron

Monica Giron
Paralegal

MG/
Enclosure